Pensions and other post-employment benefits - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Apr. 01, 2022 GBP (£)	Mar. 31, 2022 partnership shares	Dec. 31, 2023 GBP (£) pensionScheme	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£) pensionScheme
Disclosure of Pensions and Other Post-employment Benefits [line items]
Number of UK pension plans, physical asset allocation strategy applied | pensionScheme			3
Number of UK pension plans | pensionScheme			4
Total value of the insurance contract			£ 387,000,000	£ 402,000,000
Augmentation costs included in past service costs			3,000,000	6,000,000	£ 26,000,000
Fair value of investments in fund assets			£ 209,000,000	211,000,000
Number of UK pension plans with technical provisions deficits | pensionScheme						3
Number of Scottish limited partnerships | partnership		3
GSK LP Ltd
Disclosure of Pensions and Other Post-employment Benefits [line items]
Proportion of ownership interest in subsidiary			100.00%
Haleon
Disclosure of Pensions and Other Post-employment Benefits [line items]
Subsidiaries shares transferred to fund pension schemes (in shares) | shares		7,004
Percentage of ownership interest represented by transfer		11.03%
Percentage of ownership interest held by the transferee company			7.50%
UK defined benefit plans
Disclosure of Pensions and Other Post-employment Benefits [line items]
Contributions to plan, net defined benefit liability (asset)	£ 10,000
UK defined benefit plans | SLP Partneships
Disclosure of Pensions and Other Post-employment Benefits [line items]
Cash and cash equivalents contributed to fair value of plan assets			£ 353,000,000	691,000,000	44,000,000
UK defined benefit plans | SLP Partneships | Haleon
Disclosure of Pensions and Other Post-employment Benefits [line items]
Cash and cash equivalents, amount contributed through dividends			17,000,000
UK defined benefit plans | SLP Partneships | Glaxo Smith Kline Consumer Healthcare Holdings Limited
Disclosure of Pensions and Other Post-employment Benefits [line items]
Net surplus/(obligation)						£ (1,080,000,000)
Proceeds threshold to be received by partnerships			1,080,000,000
Notional interest			7,000,000
Pension benefits
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions			£ 350,000,000
Post-retirement benefits
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions				80,000,000
UK
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets			36.00%
Percentage allocated to liability matching assets			64.00%
Net surplus/(obligation)			£ 276,000,000	(103,000,000)	333,000,000
Number of principal defined benefit pension schemes | pensionScheme			3
UK | Glaxo Welcome
Disclosure of Pensions and Other Post-employment Benefits [line items]
Number of principal defined benefit pension schemes | pensionScheme			2
UK | Other assets
Disclosure of Pensions and Other Post-employment Benefits [line items]
Loans on structured debt amount contributed to fair value of plan assets			£ 1,853,000,000	2,376,000,000	513,000,000
US
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets			25.00%
Percentage allocated to liability matching assets			75.00%
Net surplus/(obligation)			£ (615,000,000)	£ (770,000,000)	(724,000,000)
Assumption for future medical inflation			6.75%	7.00%
US | 2031 and thereafter
Disclosure of Pensions and Other Post-employment Benefits [line items]
Assumption for future medical inflation			5.00%
US | Unfunded
Disclosure of Pensions and Other Post-employment Benefits [line items]
Pension schemes			£ 785,000,000	£ 870,000,000	£ 1,059,000,000